UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

721 Enterprise Drive, Suite 100
Oak Brook, IL 60523
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
721 Enterprise Drive, Suite 100
Oak Brook, Il 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end:  May 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2013 (Unaudited)
(Classifications are based on the North American Industry Classificiation System)

Shares		Value
	COMMON STOCKS - 99.8%
	Aerospace Product & Parts Manufacturing - 1.7%
10,200	Honeywell International, Inc.	715,020

	Agriculture, Construction & Mining Machinery Manufacturing - 1.5%
6,500	Alamo Group Inc.	232,570
9,100	The Toro Co.	410,410
		642,980
	Animal Slaughtering & Processing - 0.9%
7,300	Sanderson Farms, Inc.	370,329

	Apparel Knitting Mills - 0.3%
4,900	Zumiez, Inc. (a)	112,210

	Automotive Repair & Maintenance - 0.4%
4,000	Monro Muffler Brake, Inc.	148,200

	Basic Chemical Manufacturing - 0.5%
2,400	Westlake Chemical Corp.	206,928

	Building Material & Supplies Dealers - 0.8%
6,200	Fastenal Co.	320,106

	Building Material & Supplies Dealers - 0.4%
2,400	The Home Depot, Inc.	164,400

	Business Support Services - 0.6%
5,500	Team, Inc. (a)	241,230

	Cement & Concrete Product Manufacturing - 0.6%
3,900	Eagle Materials, Inc.	250,809

	Chemical & Allied Products Merchant Wholesalers - 0.8%
5,100	Acuity Brands, Inc.	347,463

	Clothing Stores - 2.7%
7,400	ANN, Inc. (a)	209,346
10,100	Francesca's Holdings Corp. (a)	257,045
15,300	The TJX Companies, Inc.	688,041
		1,154,432
	Commercial & Service Industry Machinery Manufacturing - 0.3%
3,600	3D Systems Corp. (a)	133,056

	Commercial Services - 0.5%
5,900	Copart, Inc. (a)	201,426

	Communications Equipment Manufacturing - 2.9%
25,500	Cisco Systems, Inc.	531,675
4,900	Motorola Solutions, Inc.	304,829
6,300	Trimble Navigation Ltd. (a)	374,409
		1,210,913
	Computer & Peripheral Equipment Manufacturing - 2.7%
2,600	Apple Inc.	1,147,640

	Computer & Peripheral Equipment Manufacturing - 0.4%
3,900	Aruba Networks, Inc. (a)	97,188
4,500	Fusion-io Inc. (a)	75,960
		173,148

	Computer Systems Design & Related Services - 1.4%
1,500	Cerner Corp. (a)	131,190
9,737	VeriSign (a)	445,955
		577,145
	Cut & Sew Apparel Manufacturing - 1.0%
3,400	Carter's, Inc. (a)	191,794
5,100	Oxford Industries, Inc.	247,911
		439,705
	Data Processing, Hosting & Related Services - 0.8%
7,000	Red Hat, Inc. (a)	355,670

	Electronics & Appliance Stores - 0.6%
9,500	Aaron's, Inc.	259,255

	Engine, Turbine & Power Transmission Equipment Manufacturing - 1.4%
5,200	Cummins, Inc.	602,524

	Freight Transportation Arrangement - 2.1%
2,200	C.H. Robinson Worldwide, Inc.	125,444
7,000	FedEx Corp.	738,010
		863,454
	Full-Service Restaurants - 0.5%
7,600	AFC Enterprises, Inc. (a)	228,000

	General Freight Trucking - 0.6%
16,400	Knight Transportation, Inc.	256,824

	Grain & Oilseed Milling - 1.2%
12,500	Unilever NV - NY Reg. Shares - ADR (b)	486,500

	Grocery Stores - 0.8%
6,800	United Natural Foods, Inc. (a)	344,216

	Household & Institutional Furniture & Kitchen Cabinet Manufacturing - 0.8%
15,800	Pier 1 Imports, Inc.	355,026

	Industrial Machinery Manufacturing - 0.3%
1,800	ASML Holding N.V. - ADR (b)	127,764

	Information Services - 2.1%
1,120	Google Inc. (a)	897,344

	Internet & Catalog Retail - 0.5%
4,200	eBay Inc. (a)	229,656

	Machinery, Equipment & Supplies Merchant Wholesalers - 1.1%
10,500	Applied Industrial Technologies, Inc.	455,805

	Management, Scientific & Technical Consulting Services - 0.4%
1,100	Salesforce.com, Inc. (a)	186,142

	Manufacturing & Reproducing Magnetic & Optical Media - 0.5%
10,100	Gentex Corp.	189,375

	Medical Equipment & Supplies Manufacturing - 3.6%
9,100	3M Co.	946,400
4,700	Stryker Corp.	300,236
3,400	Zimmer Holdings, Inc.	254,864
		1,501,500
	Medical Equipment & Supplies Manufacturing - 0.9%
3,900	C.R. Bard, Inc.	385,515

	Metal Ore Mining - 1.3%
4,600	Agnico-Eagle Mines Ltd. (b)	184,184
7,600	Franco-Nevada Corp. (b)	366,624
		550,808

	Motor Vehicle Body & Trailer Manufacturing - 1.1%
4,000	CLARCOR Inc.	203,960
5,200	Lear Corp.	277,784
		481,744
	Motor Vehicle Parts Manufacturing - 0.5%
5,200	Sun Hydraulics Corp.	145,028
1,100	WABCO Holdings, Inc. (a)	75,592
		220,620
	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 4.3%
2,000	Agilent Technologies, Inc.	82,960
7,700	ArthroCare Corp. (a)	268,884
6,400	Cyberonics, Inc. (a)	292,800
1,800	Danaher Corp.	110,880
4,500	Geospace Technologies Corp. (a)	437,940
14,300	Ion Geophysical Corp. (a)	94,952
3,700	MTS Systems Corp.	199,800
11,600	Rofin-Sinar Technologies, Inc. (a)	308,212
		1,796,428
	Newspaper, Periodical, Book & Directory Publishers - 0.3%
3,229	Reed Elsevier PLC - ADR (b)	138,976

	Office Administrative Services - 0.5%
4,300	Gartner, Inc. (a)	213,968

	Oil & Gas Extraction - 2.0%
3,800	Cimarex Energy Co.	255,778
2,200	Helmerich & Payne, Inc.	145,772
5,600	Occidental Petroleum Corp.	461,048
		862,598
	Other Electrical Equipment & Component Manufacturing - 1.8%
13,100	Emerson Electric Co.	742,770

	Other Fabricated Metal Product Manufacturing - 2.0%
5,800	Parker Hannifin Corp.	547,984
5,400	Sturm Ruger & Co. Inc.	294,894
		842,878
	Other General Merchandise Stores - 1.7%
21,100	Fred's, Inc.	286,327
4,400	O'Reilly Automotive, Inc. (a)	447,656
		733,983
	Other General Purpose Machinery Manufacturing - 2.3%
1,200	Flowserve Corp.	192,600
4,100	Gardner Denver Inc.	291,059
2,200	Roper Industries Inc.	274,142
7,000	The Gorman-Rupp Co.	201,880
		959,681
	Other Miscellaneous Manufacturing - 0.8%
7,700	Pool Corp.	352,044

	Other Professional, Scientific & Technical Services - 0.5%
2,100	IHS, Inc. (a)	223,125

	Outpatient Care Centers - 0.4%
6,700	U.S. Physical Therapy, Inc.	164,954

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 1.1%
3,000	Monsanto Co.	303,090
1,700	Syngenta AG - ADR (b)	144,449
		447,539
	Petroleum & Coal Products Manufacturing - 2.6%
12,100	Exxon Mobil Corp.	1,083,555

	Petroleum & Coal Products Manufacturing - 1.6%
4,800	Marathon Pete Corp.	397,824
4,100	Royal Dutch Shell PLC - ADR (b)	276,094
		673,918
	Pharmaceutical & Medicine Manufacturing - 3.1%
1,400	Allergan, Inc.	151,788
13,800	Johnson & Johnson	1,050,318
2,600	Merck & Co., Inc.	111,098
		1,313,204
	Pharmaceutical & Medicine Manufacturing - 5.4%
4,700	Actavis Inc. (a)	400,252
9,900	Amarin Corp PLC - ADR (a) (b)	80,091
7,600	Ariad Pharmaceuticals, Inc. (a)	159,828
5,000	BioMarin Pharmaceutical Inc. (a)	289,850
5,400	Bristol-Myers Squibb Co.	199,638
4,100	Gilead Sciences, Inc. (a)	175,111
3,000	IDEXX Laboratories, Inc. (a)	276,360
1,500	Mead Johnson Nutrition Co.	112,365
700	Novo Nordisk A/S - ADR (b)	122,500
1,500	Onyx Pharmaceuticals, Inc. (a)	112,965
7,000	Vertex Pharmaceuticals Inc. (a)	327,740
		2,256,700
	Poultry & Egg Production - 0.8%
8,700	Cal-Maine Foods, Inc.	352,263

	Professional & Commercial Equipment & Supplies Merchant Wholesalers - 0.5%
2,300	Henry Schein, Inc. (a)	205,206

	Pulp, Paper & Paperboard Mills - 0.7%
7,900	Schweitzer-Mauduit International, Inc.	291,115

	Road & Rail - 1.0%
18,500	Werner Enterprises, Inc.	425,870

	Scientific Research & Development Services - 1.8%
3,400	Alexion Pharmaceuticals, Inc. (a)	294,916
5,300	Babcock & Wilcox Co.	143,206
3,200	Covance, Inc. (a)	213,088
4,200	Incyte Corp. (a)	93,240
		744,450
	Semiconductor & Other Electronic Component Manufacturing - 1.5%
13,300	Microchip Technology Inc.	485,051
12,700	NVIDIA Corp.	160,782
		645,833
	Semiconductor & Semiconductor Equipment - 1.3%
25,900	Intel Corp.	540,015

	Semiconductor & Other Electronic Component Manufacturing - 3.6%
3,400	Cavium, Inc. (a)	125,528
9,700	Cree, Inc. (a)	438,731
18,000	Daktronics, Inc.	183,780
15,600	JDS Uniphase Corp. (a)	220,896
12,300	Tyco International Ltd. (b)	393,723
3,600	Xilinx, Inc.	134,172
		1,496,830
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 0.6%
3,000	Tupperware Brands Corp.	234,690

	Software Publishers - 8.6%
1,900	ANSYS, Inc. (a)	144,020
11,000	Aspen Technology, Inc. (a)	338,360
6,200	Catamaran Corp. (a) (b)	333,002
5,200	Intuit Inc.	335,296
6,100	Manhattan Associates, Inc. (a)	426,146
42,000	Microsoft Corp.	1,167,600
16,000	Oracle Corp.	548,160
4,400	SAP AG - ADR (b)	344,080
		3,636,664
	Sporting Goods, Hobby & Musical Instrument Stores - 0.6%
4,700	Hibbett Sports, Inc. (a)	248,348

	Support Activities for Crop Production - 1.1%
18,200	Fresh Del Monte Produce Inc. (b)	474,838

	Support Activities for Mining - 1.7%
30,200	RPC, Inc.	488,636
3,000	Schlumberger Ltd. (b)	233,550
		722,186
	Textiles, Apparel & Luxury Goods - 0.2%
1,200	NIKE, Inc. - Class B	65,352

	Trading Companies & Distributors - 0.5%
1,000	W.W. Grainger, Inc.	226,460

	Ventilation, Heating, Air-Conditioning & Commercial Refrigeration Equipment Manufacturing - 1.9%
13,700	Donaldson Co., Inc.	493,611
7,300	ESCO Technologies, Inc.	296,088
		789,699
	Water, Sewage & Other Systems - 1.6%
13,000	Pentair Ltd. (b)	692,510

	TOTAL COMMON STOCKS (Cost $38,093,354)	42,133,532

	Total Investments (Cost ($38,093,354) - 99.8%	42,133,532
	Other Assets in Excess of Liabilities - 0.2%	914,363
	TOTAL NET ASSETS - 100.0%	$42,224,895

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$38,093,354
Gross unrealized appreciation on investments	4,789,547
Gross unrealized depreciation on investments	(749,369)
Net unrealized appreciation on investments	$4,040,178

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2013 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Inputs that are  used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels whithin the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	42,133,532	-	-	42,133,532
Total*	42,133,532	-	-	42,133,532

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers into or out of Level, 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The fund has disclosed the applicable requirements of this accounting standard in its finanacial statements.

Derivatives and Hedging Activities at February 28, 2013 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's  financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

            Allied Asset Advisors Funds

By      /s/ Bassam Osman
   Bassam Osman, President

Date            4/23/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Bassam Osman
                    Bassam Osman, President

Date             4/23/2013

By       /s/ Mohammad Basheeruddin
                    Mohammad Basheeruddin, Treasurer

Date             4/23/2013